COMBINED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMBINED STATEMENTS OF INCOME (LOSS) [Abstract]
Revenue		€ 5,748.5	€ 5,768.7	€ 5,365.2
Costs and expenses:
Cost of sales		4,734.4	4,518.0	4,410.9
Selling, general and administrative expense		364.2	406.9	382.4
Research and development expense		38.1	42.0	26.8
Impairment, restructuring and other expenses (income)		96.3	77.6	11.3
Merger transaction and integration costs		0.0	15.2	15.4
Total costs and expenses		5,233.0	5,059.7	4,846.8
Other income (expense), net		(1.9)	(38.7)	(233.8)
Income (loss) from equity affiliates		4.0	2.9	28.7
Profit (loss) before financial expense, net and income taxes		517.6	673.2	313.3
Financial income		24.8	65.2	71.0
Financial expense		(208.9)	(400.0)	(279.5)
Profit (loss) before income taxes		333.5	338.4	104.8
Provision for income taxes		113.4	185.2	190.4
Net profit (loss)		220.1	153.2	(85.6)
Net (profit) loss attributable to noncontrolling interests		(13.3)	(6.9)	0.2
Net profit (loss) attributable to owners of the Technip Energies Group		€ 206.8	€ 146.3	€ (85.4)
Earnings (loss) per share attributable to Technip Energies (1)
Basic (in euros per share)	[1]	€ 1.15	€ 0.81	€ (0.47)
Diluted (in euros per share)	[1]	€ 1.15	€ 0.81	€ (0.47)

[1]	Calculated using 179,813,880, which was the number of shares outstanding on February 16, 2021, the day on which 50.1% of the shares of the Company were distributed to the shareholders of TechnipFMC. The Company was previously wholly owned by TechnipFMC.